Schedule of Investments (unaudited) April 30, 2023	BlackRock World ex U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.2%
Aristocrat Leisure Ltd.	81,324	$2,057,128
Australia & New Zealand Banking Group Ltd.	19,470	316,158
BlueScope Steel Ltd.	14,440	191,932
Brambles Ltd.	43,617	413,176
Cochlear Ltd.	8,393	1,376,180
Commonwealth Bank of Australia	9,559	632,577
CSL Ltd.	14,507	2,896,129
Dexus	144,467	748,770
Fortescue Metals Group Ltd.	94,102	1,316,639
GPT Group (The)	273,141	803,177
IDP Education Ltd.	3,795	71,296
IGO Ltd.	84,620	779,256
Insurance Australia Group Ltd.	21,724	71,974
Lottery Corp. Ltd. (The)	195,364	655,052
Macquarie Group Ltd.	47,600	5,806,809
Medibank Pvt Ltd.	222,525	526,618
Mineral Resources Ltd.	5,920	292,037
Mirvac Group	115,885	186,045
National Australia Bank Ltd.	89,943	1,731,506
Pilbara Minerals Ltd.	125,938	358,446
Qantas Airways Ltd.(a)	283,412	1,249,831
QBE Insurance Group Ltd.	15,223	155,667
REA Group Ltd.	6,429	604,637
Rio Tinto Ltd.	6,088	456,628
Santos Ltd.	15,421	73,051
Stockland	414,844	1,229,753
Suncorp Group Ltd.	29,809	248,191
Transurban Group	33,749	336,589
Vicinity Ltd.	349,102	488,034
Wesfarmers Ltd.	82,220	2,844,269
Westpac Banking Corp.	42,903	642,223
Woodside Energy Group Ltd.	35,035	794,956

		30,354,734

Austria — 0.2%
Erste Group Bank AG	5,221	189,831
Verbund AG	10,842	965,595

		1,155,426

Belgium — 0.9%
Anheuser-Busch InBev SA/NV	35,448	2,304,808
KBC Group NV	8,521	609,153
Umicore SA	44,727	1,468,187
Warehouses De Pauw CVA	3,305	98,825

		4,480,973

Canada — 10.4%
Algonquin Power & Utilities Corp.	69,699	592,636
Alimentation Couche-Tard Inc.	26,362	1,315,716
ARC Resources Ltd.	37,095	460,796
Bank of Montreal	8,144	734,123
Bank of Nova Scotia (The)	47,808	2,386,430
BCE Inc.	38,126	1,832,502
Brookfield Asset Management Ltd.	7,644	256,257
Brookfield Corp.	41,470	1,345,552
Canadian National Railway Co.	8,643	1,030,258
Canadian Pacific Kansas City Ltd.	20,213	1,593,349
CCL Industries Inc., Class B, NVS	2,654	124,801
CGI Inc.(a)	10,564	1,072,189
Empire Co. Ltd., Class A, NVS	28,264	758,936
Enbridge Inc.	150,421	5,980,868

Security	Shares	Value

Canada (continued)
Fortis Inc.	15,778	$692,795
Franco-Nevada Corp.	33,236	5,043,109
Ivanhoe Mines Ltd., Class A(a)	5,257	45,592
Loblaw Companies Ltd.	2,750	258,650
Manulife Financial Corp.	3,556	70,209
Northland Power Inc.	59,633	1,463,921
Nutrien Ltd.	9,677	671,322
Parkland Corp.	39,421	929,624
Pembina Pipeline Corp.	5,132	168,939
Restaurant Brands International Inc.	42,816	3,001,560
Rogers Communications Inc., Class B, NVS	1,304	64,428
Royal Bank of Canada	84,878	8,426,719
Shopify Inc., Class A(a)	52,813	2,558,693
Sun Life Financial Inc.	60,843	2,984,556
TELUS Corp.	79,308	1,681,165
Thomson Reuters Corp.	763	100,333
Toronto-Dominion Bank (The)	51,952	3,146,991
West Fraser Timber Co. Ltd.	3,494	252,731

		51,045,750

Denmark — 3.7%
Chr Hansen Holding A/S	2,424	188,658
Danske Bank A/S(a)	84,155	1,778,598
DSV A/S	28,666	5,395,007
Novo Nordisk A/S, Class B	47,982	7,982,014
Novozymes A/S, Class B	24,026	1,250,858
Vestas Wind Systems A/S(a)	51,611	1,428,107

		18,023,242

Finland — 0.7%
Elisa OYJ	1,998	124,079
Fortum OYJ	27,618	412,502
Neste OYJ	11,184	542,026
UPM-Kymmene OYJ	11,423	364,284
Wartsila OYJ Abp	180,751	2,096,193

		3,539,084

France — 10.9%
Air Liquide SA	909	163,520
Airbus SE	3,684	515,888
Alstom SA	12,005	301,741
Amundi SA(b)	14,088	922,973
AXA SA	65,208	2,128,401
BioMerieux	10,593	1,109,144
BNP Paribas SA	13,525	873,896
Bollore SE	114,746	775,151
Capgemini SE	11,066	2,017,966
Carrefour SA	63,554	1,321,962
Cie. de Saint-Gobain	17,784	1,029,599
Covivio	2,574	146,355
Danone SA	3,804	251,763
Dassault Systemes SE	17,571	713,306
Engie SA	41,097	657,728
EssilorLuxottica SA	9,347	1,850,519
Gecina SA	5,065	563,849
Hermes International	437	948,760
Ipsen SA	5,624	681,995
Kering SA	535	342,596
Klepierre SA	29,799	754,812
La Francaise des Jeux SAEM(b)	2,879	123,054
Legrand SA	36,784	3,481,750
L’Oreal SA	8,818	4,214,272

1

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock World ex U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
LVMH Moet Hennessy Louis Vuitton SE	7,773	$7,476,702
Publicis Groupe SA	2,879	235,379
Remy Cointreau SA	608	105,201
Renault SA(a)	11,092	411,990
Sanofi	37,848	4,078,814
Sartorius Stedim Biotech	1,344	360,056
Schneider Electric SE	32,513	5,670,001
SEB SA	1,672	191,715
Societe Generale SA	3,996	97,056
Sodexo SA	11,507	1,233,183
Teleperformance	4,712	941,719
TotalEnergies SE	75,142	4,801,567
Vinci SA	2,737	338,543
Vivendi SE	27,666	303,896
Worldline SA/France(a)(b)	20,400	887,455

		53,024,277

Germany — 5.6%
Allianz SE, Registered	17,254	4,332,599
Commerzbank AG(a)	14,893	165,508
Deutsche Bank AG, Registered	50,364	553,635
Deutsche Post AG, Registered	17,768	854,633
Deutsche Telekom AG, Registered	41,143	992,031
HeidelbergCement AG	23,584	1,786,289
Henkel AG & Co. KGaA	5,161	381,678
Mercedes-Benz Group AG	17,902	1,396,105
Merck KGaA	5,823	1,044,464
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	8,237	3,095,691
Puma SE	12,519	733,589
Rational AG	152	110,089
SAP SE	33,296	4,505,486
Siemens AG, Registered	28,356	4,673,985
Siemens Healthineers AG(b)	20,264	1,262,967
Telefonica Deutschland Holding AG	124,933	422,145
United Internet AG, Registered(c)	17,461	299,794
Zalando SE(a)(b)	13,910	572,111

		27,182,799

Hong Kong — 2.3%
AIA Group Ltd.	486,400	5,295,472
Budweiser Brewing Co. APAC Ltd.(b)	532,000	1,537,059
Hang Lung Properties Ltd.	218,000	398,488
Hang Seng Bank Ltd.	58,200	862,690
Hong Kong Exchanges & Clearing Ltd.	24,200	1,004,709
MTR Corp. Ltd.	173,500	866,896
Sands China Ltd.(a)	46,800	167,610
Swire Pacific Ltd., Class A	118,500	940,668
WH Group Ltd.(b)	165,500	92,140

		11,165,732

Ireland — 0.6%
Bank of Ireland Group PLC	41,871	433,068
CRH PLC	47,291	2,281,979
Flutter Entertainment PLC, Class DI(a)	661	132,080

		2,847,127

Israel — 0.2%
Bank Leumi Le-Israel BM	38,224	302,989
Bezeq The Israeli Telecommunication Corp. Ltd.	101,328	137,951
CyberArk Software Ltd.(a)	637	79,370
Nice Ltd.(a)	1,034	211,949

Security	Shares	Value

Israel (continued)
Wix.com Ltd.(a)(d)	3,025	$263,871

		996,130

Italy — 1.9%
Amplifon SpA	10,951	402,010
Enel SpA	475,500	3,248,670
FinecoBank Banca Fineco SpA	95,157	1,442,360
Intesa Sanpaolo SpA	705,403	1,854,781
Telecom Italia SpA/Milano(a)	513,663	151,075
Terna - Rete Elettrica Nazionale	18,585	160,867
UniCredit SpA	94,417	1,870,918

		9,130,681

Japan — 18.6%
Advantest Corp.	23,300	1,815,813
Ajinomoto Co. Inc.(d)	8,200	294,908
Asahi Group Holdings Ltd.	21,000	811,316
Astellas Pharma Inc.	57,500	866,212
Azbil Corp.	2,100	58,730
BayCurrent Consulting Inc.	4,700	163,372
Chugai Pharmaceutical Co. Ltd.	17,600	454,179
CyberAgent Inc.	168,400	1,469,559
Dai Nippon Printing Co. Ltd.	50,500	1,451,678
Daifuku Co. Ltd.	32,700	602,490
Daiichi Sankyo Co. Ltd.	43,700	1,499,548
Daikin Industries Ltd.	12,800	2,324,878
Denso Corp.	46,800	2,825,016
ENEOS Holdings Inc.	503,900	1,792,636
Fast Retailing Co. Ltd.	5,100	1,207,688
Fuji Electric Co. Ltd.	26,300	1,061,612
FUJIFILM Holdings Corp.	14,000	729,679
Fujitsu Ltd.	11,800	1,572,671
Hankyu Hanshin Holdings Inc.	38,300	1,195,775
Hitachi Ltd.	38,400	2,124,081
Honda Motor Co. Ltd.	202,200	5,362,955
Ibiden Co. Ltd.	18,400	723,970
Inpex Corp.	135,800	1,486,066
Japan Real Estate Investment Corp.	152	602,285
JFE Holdings Inc.	5,700	67,433
JSR Corp.	4,900	113,697
Keyence Corp.	1,500	676,434
Kirin Holdings Co. Ltd.	128,300	2,084,274
Komatsu Ltd.	47,100	1,171,371
Kubota Corp.	96,000	1,454,687
Kurita Water Industries Ltd.	36,000	1,508,719
Kyocera Corp.	43,800	2,298,954
Kyowa Kirin Co. Ltd.	11,200	249,215
Lasertec Corp.	3,400	462,556
MatsukiyoCocokara & Co.(d)	1,000	53,550
Mazda Motor Corp.	19,800	179,180
Mitsubishi Corp.	11,300	418,957
Mitsubishi Electric Corp.	326,000	4,042,035
Mitsubishi Estate Co. Ltd.	35,800	441,210
Mitsubishi Heavy Industries Ltd.	29,200	1,107,271
Mitsui & Co. Ltd.	23,900	746,127
Mizuho Financial Group Inc.	43,000	623,321
Murata Manufacturing Co. Ltd.	31,400	1,781,516
NEC Corp.	7,500	288,415
NGK Insulators Ltd.	131,600	1,651,820
Nidec Corp.	6,600	326,582
Nihon M&A Center Holdings Inc.	15,200	116,186
Nintendo Co. Ltd.	72,000	3,043,971

2

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock World ex U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nippon Building Fund Inc.	224	$939,280
Nippon Express Holdings Inc.	21,800	1,279,266
Nippon Paint Holdings Co. Ltd.	45,600	411,414
Nippon Prologis REIT Inc.	456	1,038,801
Nippon Steel Corp.	67,600	1,443,761
Nitori Holdings Co. Ltd.	4,500	573,011
Nitto Denko Corp.	6,600	426,678
Nomura Holdings Inc.	279,800	1,003,055
Nomura Research Institute Ltd.	37,300	938,451
NTT Data Corp.	49,500	672,366
Olympus Corp.	31,300	547,951
Omron Corp.(d)	40,200	2,358,096
Panasonic Holdings Corp.	294,400	2,772,888
Ricoh Co. Ltd.	9,800	81,141
Secom Co. Ltd.	900	57,631
Sekisui Chemical Co. Ltd.	161,100	2,292,848
Sekisui House Ltd.	20,800	427,620
Sharp Corp./Japan(a)(d)	6,100	43,475
Shin-Etsu Chemical Co. Ltd.	41,000	1,169,968
SoftBank Corp.	46,400	522,409
SoftBank Group Corp.	19,200	720,046
Sony Group Corp.	35,100	3,175,627
Sumitomo Metal Mining Co. Ltd.	17,300	638,520
Sumitomo Mitsui Trust Holdings Inc.	5,200	187,448
Sysmex Corp.	6,500	418,101
Takeda Pharmaceutical Co. Ltd.	14,900	494,071
TDK Corp.	23,800	818,218
Terumo Corp.	44,300	1,326,598
Toray Industries Inc.	279,000	1,581,176
Toshiba Corp.	7,000	225,538
TOTO Ltd.	15,900	543,807
Toyota Industries Corp.	13,600	790,403
Toyota Motor Corp.	193,200	2,652,641
USS Co. Ltd.	39,600	665,438
Yamaha Corp.	1,700	66,996
Yamaha Motor Co. Ltd.	5,200	134,842
ZOZO Inc.	4,600	96,804

		90,940,982

Netherlands — 3.5%
ABN AMRO Bank NV, CVA(b)	20,709	331,908
Aegon NV	18,852	86,016
Akzo Nobel NV	11,977	993,591
ASML Holding NV	12,964	8,227,115
ING Groep NV(a)	164,520	2,040,424
Koninklijke Ahold Delhaize NV	24,313	835,994
Koninklijke Philips NV	52,486	1,108,085
NN Group NV	49,402	1,842,219
Prosus NV	18,806	1,407,320
Wolters Kluwer NV	707	93,673

		16,966,345

New Zealand — 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	4,858	83,329
Mercury NZ Ltd.	68,879	270,551

		353,880

Norway — 1.2%
Aker BP ASA	51,761	1,237,389
Equinor ASA	81,657	2,350,988
Norsk Hydro ASA	204,541	1,505,229

Security	Shares	Value

Norway (continued)
Orkla ASA	111,977	$804,866

		5,898,472

Portugal — 0.2%
Galp Energia SGPS SA	87,426	1,056,429
Jeronimo Martins SGPS SA	3,089	77,951

		1,134,380

Singapore — 0.9%
City Developments Ltd.	123,900	648,157
DBS Group Holdings Ltd.	102,200	2,525,357
Keppel Corp. Ltd.	62,792	291,567
Sembcorp Marine Ltd.(a)	1,198,387	111,765
United Overseas Bank Ltd.	32,500	690,234

		4,267,080

Spain — 2.6%
Acciona SA	2,946	545,861
Amadeus IT Group SA(a)	22,426	1,576,211
Banco Bilbao Vizcaya Argentaria SA	23,426	171,501
Banco Santander SA	553,856	1,945,739
CaixaBank SA	320,159	1,185,103
Endesa SA	17,413	390,621
Grifols SA(a)	27,422	282,271
Iberdrola SA	495,266	6,417,706
Telefonica SA	93,124	422,987

		12,938,000

Sweden — 2.8%
Atlas Copco AB, Class A	26,752	386,944
Atlas Copco AB, Class B	25,767	330,508
Boliden AB	47,503	1,697,609
EQTAB	32,747	705,310
Fastighets AB Balder, Class B(a)	44,493	207,151
H & M Hennes & Mauritz AB, Class B	41,353	606,267
Nibe Industrier AB, Class B	99,835	1,117,840
Nordea Bank Abp	212,816	2,364,230
Skandinaviska Enskilda Banken AB, Class A	60,838	691,775
Swedbank AB, Class A	21,897	380,492
Tele2 AB, Class B	440,546	4,681,312
Telefonaktiebolaget LM Ericsson, Class B	69,017	379,986

		13,549,424

Switzerland — 9.8%
ABB Ltd., Registered	182,184	6,572,035
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	105	1,296,448
Chocoladefabriken Lindt & Spruengli AG, Registered	1	123,262
Coca-Cola HBC AG, Class DI	9,728	296,964
Credit Suisse Group AG, Registered(a)(d)	190,593	171,504
Geberit AG, Registered	152	86,573
Givaudan SA, Registered	389	1,360,709
Kuehne + Nagel International AG, Registered	420	124,428
Nestle SA, Registered	75,543	9,691,378
Novartis AG, Registered	44,519	4,554,021
Partners Group Holding AG	1,162	1,127,992
Roche Holding AG, Bearer	4,776	1,616,205
Roche Holding AG, NVS	26,251	8,220,242
Schindler Holding AG, Participation Certificates, NVS	2,068	462,139
SGS SA	8,150	737,537
Siemens Energy AG(a)	6,491	159,316
Sika AG, Registered	6,136	1,694,904
Sonova Holding AG, Registered	5,799	1,839,014
STMicroelectronics NV	64,993	2,780,211

3

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock World ex U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Swatch Group AG (The), Bearer	906	$310,815
Swiss Life Holding AG, Registered	640	422,436
Swiss Re AG	18,021	1,814,785
Swisscom AG, Registered	302	207,338
Temenos AG, Registered	1,999	168,383
UBS Group AG, Registered	41,079	836,063
Zurich Insurance Group AG	2,722	1,320,040

		47,994,742

United Kingdom — 13.6%
3i Group PLC	55,593	1,236,891
Anglo American PLC	52,543	1,619,069
Antofagasta PLC	10,928	200,999
Associated British Foods PLC	3,209	79,065
AstraZeneca PLC	50,276	7,398,764
Auto Trader Group PLC(b)	51,376	410,852
Aviva PLC	110,094	586,178
BAE Systems PLC	50,810	647,318
Barclays PLC	653,912	1,317,248
Berkeley Group Holdings PLC	27,360	1,531,125
BP PLC	519,295	3,483,947
BT Group PLC	607,088	1,212,532
CNH Industrial NV	65,545	922,338
Coca-Cola Europacific Partners PLC	48,234	3,109,646
Compass Group PLC	8,711	229,805
Diageo PLC	81,271	3,707,265
Entain PLC	6,861	125,016
Experian PLC	11,356	402,058
Glencore PLC	285,690	1,686,324
GSK PLC	195,231	3,520,633
HSBC Holdings PLC	709,796	5,115,745
Informa PLC	17,024	154,766
Intertek Group PLC	2,432	127,228
J Sainsbury PLC	352,820	1,226,051
JD Sports Fashion PLC	344,521	699,228
Johnson Matthey PLC	23,554	581,870
Land Securities Group PLC	37,848	321,172
Lloyds Banking Group PLC	2,304,168	1,399,830
London Stock Exchange Group PLC	3,739	392,570
NatWest Group PLC, NVS	211,858	697,881
Ocado Group PLC(a)	10,792	68,684
Pearson PLC	11,272	125,410
Prudential PLC	103,317	1,580,857
Reckitt Benckiser Group PLC	21,439	1,732,481
RELX PLC	106,390	3,544,775
Rio Tinto PLC	30,628	1,947,094
Rolls-Royce Holdings PLC(a)	118,712	227,413
Segro PLC	108,871	1,146,186
Shell PLC	117,587	3,613,232

Security	Shares	Value

United Kingdom (continued)
Standard Chartered PLC	83,250	$659,601
Tesco PLC	357,760	1,264,843
Unilever PLC	113,893	6,341,805

		66,395,795

Total Common Stocks — 96.9% (Cost: $472,412,158)		473,385,055

Preferred Stocks

Germany — 0.8%
Bayerische Motoren Werke AG, Preference Shares, NVS	11,248	1,195,603
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)	1,381	172,927
Henkel AG & Co. KGaA, Preference Shares, NVS	6,671	539,341
Sartorius AG, Preference Shares, NVS	525	204,062
Volkswagen AG, Preference Shares, NVS	11,635	1,588,756

		3,700,689

Total Preferred Stocks — 0.8% (Cost: $4,529,861)		3,700,689

Total Long-Term Investments — 97.7% (Cost: $476,942,019)		477,085,744

Short-Term Securities

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(e)(f)(g)	3,307,742	3,308,735
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(e)(f)	6,660,000	6,660,000

Total Short-Term Securities — 2.0% (Cost: $9,968,579)		9,968,735

Total Investments — 99.7% (Cost: $486,910,598)		487,054,479

Other Assets Less Liabilities — 0.3%		1,527,281

Net Assets — 100.0%		$488,581,760

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

4

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock World ex U.S. Carbon Transition Readiness ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period endedApril 30, 2023 for purposes of Section 2(a)(3) of the Investment CompanyAct of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$652,247	$2,656,202	(a)	$—	$184	$102	$3,308,735	3,307,742	$6,913	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,860,000	1,800,000	(a)	—	—	—	6,660,000	6,660,000	146,505		—

					$184	$102	$9,968,735		$153,418		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	102	06/16/23	$10,963	$756,248

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

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Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock World ex U.S. Carbon Transition Readiness ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$54,498,637	$418,886,418	$—	$473,385,055
Preferred Stocks	—	3,700,689	—	3,700,689
Short-Term Securities
Money Market Funds	9,968,735	—	—	9,968,735

	$64,467,372	$422,587,107	$—	$487,054,479

Derivative Financial Instruments(a)
Assets
Equity Contracts	$756,248	$—	$—	$756,248

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

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